Related Party Transactions - Additional Information (Detail) - USD ($)							3 Months Ended	4 Months Ended	6 Months Ended
	Dec. 07, 2020	Nov. 10, 2020	Oct. 26, 2020	Oct. 21, 2020	Oct. 16, 2020	Sep. 10, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Common stock shares issued							1,000		1,000	1,000
Common stock shares outstanding							1,000		1,000	1,000
Percentage of the common stock outstanding								20.00%
Common stock par or stated value per share							$ 0.01		$ 0.01	$ 0.01
Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services						$ 25,000		$ 25,000
Share price		$ 10.00					$ 10.00	$ 10.00	$ 10.00
Proceeds from the issuance of warrants		$ 183,380
Class of warrants or rights exercise price of warrrant								$ 1.35			$ 1.65
Repayment of note payable to related parties								$ 127,686
General and administrative expenses - related party							$ 151,951	158,430	$ 587,013
Administrative Support Agreement [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
General and administrative expenses - related party								20,000	60,000
Consulting and Advisory Services Agreements [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
General and administrative expenses - related party							$ 600,000	138,000	$ 600,000
One Year After the Completion of Business Combination [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares lock in period									1 year
Sponsor [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage							100.00%		100.00%	100.00%
Sponsor [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face value								300,000
Repayment of note payable to related parties			$ 128,000
Working capital loans convertible into warrants							$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument conversion price per unit							$ 10.00	$ 10.00	$ 10.00
Sponsor [Member] | Administrative Support Agreement [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related party transaction expenses per month for office space and support services			$ 10,000
Share Price Triggering Warrant Redemption [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share price							10.00	10.00	10.00
Share Price Triggering Warrant Redemption [Member] | Sponsor [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share price							$ 10.00	$ 10.00	$ 10.00
Private Placement [Member] | Sponsor [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share price		$ 10.00
Class of warrants or rights subscribed but unissued		75,000
Common Class B [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services								$ 719
Stock issued during the period shares for services						11,500,000		7,187,500
Share based compensation shares forfeited during the period	708,275	708,275		1,437,500	2,875,000			708,275
Share based compensation value forfeited during the period				$ 0	$ 0
Common stock shares issued							6,479,225	6,479,225	6,479,225
Common stock shares outstanding				7,187,500			6,479,225	6,479,225	6,479,225
Common stock shares subject to forfeiture			937,500	937,500				937,500	937,500
Common stock par or stated value per share		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares issued	6,479,225
Common stock shares outstanding	6,479,225
Percentage of the common stock outstanding				20.00%			20.00%		20.00%
Common Class B [Member] | Sponsor [Member] | One Hundred and Fifty Days After the Completion of Business Combination [Member]
Related Party Transaction [Line Items]
Number of trading days								20 days
Number of consecutive trading days for determining the share price								30 days
Common Class B [Member] | Sponsor [Member] | One Hundred and Fifty Days After the Completion of Business Combination [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share price							$ 12.00		$ 12.00
Number of trading days									20 days
Number of consecutive trading days for determining the share price									30 days
Common Class B [Member] | Sponsor [Member] | One Hundred and Fifty Days After the Completion of Business Combination or on the Occurrence of Any Other Event Like Liquidation [Member]
Related Party Transaction [Line Items]
Share price								$ 12.00
Common Class B [Member] | Sponsor [Member] | One Hundred and Fifty Days After the Completion of Business Combination or on the Occurrence of Any Other Event Like Liquidation [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares lock in period								150 days	150 days
Common Class B [Member] | Over-Allotment Option [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares new issues		916,900
Private Placement Warrants [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of warrants		$ 8,000,000.0
Private Placement Warrants [Member] | Private Placement [Member] | Cerberus Telecom Acquisition Corp [Member]
Related Party Transaction [Line Items]
Class of warrants or rights number of warrants issued during the period			800,000
Class of warrant or rights issue price per unit			$ 10.00					$ 10.00
Proceeds from the issuance of warrants		$ 8.0
Class of warrants or rights subscribed but unissued			75,000
Class of warrants or rights lock in period			30 days
Class of warrants or rights exercise price of warrrant							$ 11.50	$ 11.50	$ 11.50
Class of warrants or rights number of warrants issued during the period		18,338